Cash and cash equivalents (Tables)	3 Months Ended
Mar. 31, 2025
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	Average yield p.a. %		03/31/2025	12/31/2024
Cash and banks (1)	4.60%		8,318,885	6,596,510

Cash equivalents
Local currency
Fixed-term deposits (compromised)	101.30	% of CDI	1,595,620	2,422,308
			9,914,505	9,018,818